Item 1.   Schedule of Investments


 T. Rowe Price New America Growth Fund
 Unaudited
 March 31, 2005

 PORTFOLIO OF INVESTMENTS (1)                          Shares         Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.5%
 CONSUMER DISCRETIONARY  18.3%
 Automobiles  0.8%
 Harley-Davidson                                       125,000       7,220

                                                                     7,220

 Hotels, Restaurants & Leisure  3.9%
 International Game Technology                         500,000       13,330

 Outback Steakhouse                                    95,000        4,350

 PF Chang's China Bistro *                             115,000       6,877

 Royal Caribbean Cruises                               210,000       9,385

                                                                     33,942

 Household Durables  0.8%
 Harman International                                  85,000        7,519

                                                                     7,519

 Internet & Catalog Retail  0.6%
 Amazon.com *                                          20,000        685

 eBay *                                                130,000       4,844

                                                                     5,529

 Leisure Equipment & Products  1.5%
 Brunswick                                             275,000       12,884

                                                                     12,884

 Media  6.0%
 Getty Images *                                        215,000       15,289

 Liberty Media, Class A *                              1,000,000     10,370

 News Corporation, Class A                             270,000       4,568

 Scripps, Class A                                      242,500       11,822

 Viacom, Class B                                       300,000       10,449

                                                                     52,498

 Multiline Retail  2.1%
 Family Dollar Stores                                  340,000       10,322

 Kohl's *                                              150,000       7,745

                                                                     18,067

 Specialty Retail  2.6%
 Home Depot                                            75,000        2,868

 PETsMART                                              410,000       11,787

 Staples                                               255,000       8,015

                                                                     22,670

 Total Consumer Discretionary                                        160,329

 CONSUMER STAPLES  3.4%
 Food & Staples Retailing  3.4%
 Sysco                                                 480,000       17,184

 Wal-Mart                                              250,000       12,527

 Total Consumer Staples                                              29,711

 ENERGY  4.4%
 Energy Equipment & Services  3.9%
 Baker Hughes                                          165,000       7,341

 Cooper Cameron *                                      115,000       6,579

 Diamond Offshore Drilling                             100,000       4,990

 Smith International                                   245,000       15,369

                                                                     34,279

 Oil & Gas  0.5%
 Murphy Oil                                            45,000        4,443

                                                                     4,443

 Total Energy                                                        38,722

 FINANCIALS  10.4%
 Capital Markets  5.0%
 Eaton Vance                                           145,000       3,399

 Franklin Resources                                    100,000       6,865

 Goldman Sachs                                         55,000        6,049

 Investors Financial Services                          90,000        4,402

 Legg Mason                                            75,000        5,860

 Lehman Brothers                                       70,000        6,591

 Morgan Stanley                                        50,000        2,863

 State Street                                          180,000       7,870

                                                                     43,899

 Diversified Financial Services  1.0%
 Citigroup                                             200,000       8,988

                                                                     8,988

 Insurance  4.4%
 AFLAC                                                 125,000       4,658

 American International Group                          145,000       8,034

 Assurant                                              210,000       7,077

 Genworth Financial, Class A                           162,700       4,478

 Hartford Financial Services                           100,000       6,856

 Progressive Corporation                               77,500        7,111

                                                                     38,214

 Total Financials                                                    91,101

 HEALTH CARE  15.2%
 Biotechnology  5.0%
 Amgen *                                               242,500       14,116

 Amylin Pharmaceuticals *                              135,000       2,361

 Celgene *                                             55,000        1,873

 Cephalon *                                            130,000       6,088

 Genentech *                                           117,000       6,623

 Gilead Sciences *                                     170,000       6,086

 Martek Biosciences *                                  25,000        1,455

 Neurocrine Biosciences *                              60,000        2,284

 OSI Pharmaceuticals *                                 60,000        2,480

                                                                     43,366

 Health Care Equipment & Supplies  3.6%
 Boston Scientific *                                   175,000       5,126

 Medtronic                                             295,000       15,030

 ResMed *                                              107,600       6,068

 Stryker                                               127,500       5,688

                                                                     31,912

 Health Care Providers & Services  3.9%
 Henry Schein *                                        150,000       5,376

 Laboratory Corporation of America *                   120,000       5,784

 Quest Diagnostics                                     96,000        10,092

 UnitedHealth Group                                    137,500       13,115

                                                                     34,367

 Pharmaceuticals  2.7%
 Atherogenics *                                        75,000        982

 Elan ADR *                                            175,000       567

 Johnson & Johnson                                     160,000       10,746

 Pfizer                                                375,000       9,851

 Sepracor *                                            30,000        1,722

                                                                     23,868

 Total Health Care                                                   133,513

 INDUSTRIALS & BUSINESS SERVICES  13.2%
 Aerospace & Defense  1.3%
 Lockheed Martin                                       185,000       11,296

                                                                     11,296

 Air Freight & Logistics  1.9%
 Expeditors International of Washington                77,500        4,150

 UPS, Class B                                          175,000       12,730

                                                                     16,880

 Airlines  0.8%
 Southwest Airlines                                    470,000       6,693

                                                                     6,693

 Commercial Services & Supplies  4.7%
 Apollo Group, Class A *                               80,000        5,925

 ChoicePoint *                                         385,000       15,442

 Cintas                                                130,000       5,370

 Consolidated Graphics *                               110,000       5,786

 Education Management *                                300,000       8,385

                                                                     40,908

 Industrial Conglomerates  3.2%
 GE                                                    430,000       15,506

 Roper Industries                                      190,000       12,445

                                                                     27,951

 Machinery  1.3%
 Deere                                                 175,000       11,748

                                                                     11,748

 Total Industrials & Business Services                               115,476

 INFORMATION TECHNOLOGY  31.6%
 Communications Equipment  3.0%
 Cisco Systems *                                       925,000       16,548

 Juniper Networks *                                    250,000       5,515

 Research In Motion *                                  50,000        3,821

                                                                     25,884

 Computers & Peripherals  3.0%
 Dell *                                                695,000       26,702

                                                                     26,702

 Electronic Equipment & Instruments  1.9%
 CDW                                                   245,000       13,887

 Dolby Laboratories, Class A *                         100,000       2,350

                                                                     16,237

 Internet Software & Services  0.5%
 IAC/InterActiveCorp *                                 200,000       4,454

                                                                     4,454

 IT Services  7.7%
 Affiliated Computer Services, Class A *               210,000       11,180

 Automatic Data Processing                             140,000       6,293

 Certegy                                               305,000       10,559

 First Data                                            322,500       12,677

 Fiserv *                                              87,500        3,483

 Iron Mountain *                                       325,000       9,373

 Paychex                                               200,000       6,564

 SunGard Data Systems *                                225,000       7,763

                                                                     67,892

 Semiconductor & Semiconductor Equipment  7.3%
 Altera *                                              225,000       4,450

 Analog Devices                                        260,900       9,429

 Intel                                                 555,000       12,893

 Linear Technology                                     175,800       6,735

 Maxim Integrated Products                             110,000       4,496

 Microchip Technology                                  325,000       8,453

 Texas Instruments                                     250,000       6,372

 Xilinx                                                382,000       11,166

                                                                     63,994

 Software  8.2%
 Adobe Systems                                         90,000        6,045

 Intuit *                                              305,000       13,350

 Jack Henry & Associates                               560,000       10,074

 Mercury Interactive *                                 170,000       8,055

 Microsoft                                             715,000       17,282

 Red Hat *                                             175,000       1,909

 SAP ADR                                               125,000       5,010

 Symantec *                                            485,000       10,345

                                                                     72,070

 Total Information Technology                                        277,233

 MATERIALS  0.4%
 Metals & Mining  0.4%
 Nucor                                                 65,000        3,741

 Total Materials                                                     3,741

 TELECOMMUNICATION SERVICES  1.6%
 Diversified Telecommunication Services  0.6%
 Sprint                                                215,000       4,891

                                                                     4,891

 Wireless Telecommunication Services  1.0%
 Nextel Communications, Class A *                      250,000       7,105

 Nextel Partners, Class A *                            85,000        1,867

                                                                     8,972

 Total Telecommunication Services                                    13,863

 Total Common Stocks (Cost  $720,949)                                863,689

 SHORT-TERM INVESTMENTS  0.7%
 Money Market Fund  0.7%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       5,842,316     5,842

 Total Short-Term Investments (Cost  $5,842)                         5,842

 Total Investments in Securities
 99.2% of Net Assets (Cost $726,791)                              $  869,531


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 ADR  American Depository Receipts


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New America Growth Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $726,791,000. Net unrealized gain aggregated $142,740,000 at period-end, of which $164,846,000 related to appreciated investments and $22,106,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $28,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $5,842,000 and $23,279,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005